Discontinued Operation (Details) - Schedule of revenues and income(loss) from discontinued operation - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Revenues And Income Loss From Discontinued Operation Abstract
Net revenues	$ 1,335	$ 342,636	$ 1,595,227
Cost of revenues	(1,795)	(292,266)	(1,348,578)
Loss from discontinued operation before income tax	(81,605)	(26,272)	(76,291)
Income tax benefit (expense)		(10,132)	18,915
Loss from discontinued operation, net of income tax	$ (81,605)	$ (36,404)	$ (57,376)